SCHEDULE OF SHARES TO BE ISSUED LIABILITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares To Be Issued - Liability
Beginning Balance, January 2, 2020	$ 1,047,885	$ 87,029
Shares to be issued	262,465	6,415,046	87,029
Shares issued	(772,485)	(5,454,190)
Ending Balance, December 31, 2020	$ 537,865	$ 1,047,885	$ 87,029